Financial Investments - Equity instruments measured at fair value through other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	$ 1,447	$ 1,696
Dividends recognised for equity instruments held at year end	64	54
Investments required by central institutions
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	609	690
Dividends recognised for equity instruments held at year end	27	24
Business facilitation
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	793	954
Dividends recognised for equity instruments held at year end	35	28
Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	45	52
Dividends recognised for equity instruments held at year end	$ 2	$ 2